Financial Risk Management - Summary of Impact of Fluctuation in Foreign Currency Exchange Rates on Company's Monetary Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ 534	₩ 499
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(534)	(499)
USD
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	271	239
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(271)	(239)
JPY
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	123	104
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	(123)	(104)
Others
Disclosure Of Financial Instruments [Line Items]
Increase in company's monetary assets and liabilities with the effect of foreign currency exchange rate	140	156
Decrease in company's monetary assets and liabilities with the effect of foreign currency exchange rate	₩ (140)	₩ (156)